Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2015
Prospectus

The following information supplements information found in the "Fund Services" section under the heading "Fund Management" on page 80.

Fidelity Advisor Freedom® 2060 Fund
Class A

Class T

Class B

Class C

Rate	0.25%	0.50%	--	1.00%
AFF-15-02  August 4, 2015
1.790697.148

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class (currently known as Class I)
May 30, 2015
Prospectus

The following information supplements information found in the "Fund Services" section under the heading "Fund Management" on page 66.

Fidelity Advisor Freedom® 2060 Fund
Institutional Class

Rate	0.00%
AFFI-15-02  August 4, 2015
1.790698.142